Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Operating Leases Future Minimum Payments

As of December 31, 2013, the Group was obligated under operating leases, which relate to office premises, requiring minimum lease payments as follows:

Years ended December 31,
2014	2,412
2015	1,890
2016	1,059
Thereafter	705

6,066